Subsequent Events (Details) - Subsequent Event [Member]	Jul. 26, 2024 USD ($) $ / shares
Subsequent Events [Line Items]
Convertible loan | $	$ 2,400,000
Commitment fee | $	$ 70,000
Ordinary shares percentage	150.00%
Conversion price | $ / shares	$ 0.029
Senior Convertible Note [Member]
Subsequent Events [Line Items]
Maturity date	24 years
IPO [Member]
Subsequent Events [Line Items]
Price per share | $ / shares	$ 0.213